Share-Based Compensation - Number of Shares Granted Annually (Details) - Unvested Restricted Awards - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	362,804	388,211	672,724
Market value	$ 16.8	$ 14.9	$ 20.6